EARNINGS PER SHARE (Tables)	6 Months Ended
Jul. 01, 2022
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the periods presented:

	Six Months Ended
	1 July 2022	2 July 2021
Profit after taxes attributable to equity shareholders (€ million)	667	244
Basic weighted average number of Shares in issue[1] (million)	457	455
Effect of dilutive potential Shares[2] (million)	1	2
Diluted weighted average number of Shares in issue[1] (million)	458	457
Basic earnings per share (€)	1.46	0.54
Diluted earnings per share (€)	1.46	0.53
[1] As at 1 July 2022 and 2 July 2021, the Group had 456,789,240 and 455,853,051 Shares, respectively, in issue and outstanding.
[2] For the six months ended 1 July 2022 and 2 July 2021, there were no outstanding options to purchase Shares excluded from the diluted earnings per share calculation. The dilutive impact of the remaining options outstanding, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.